Lease Commitments - Additional Information (Detail)			9 Months Ended		12 Months Ended
	Sep. 30, 2015 ft²	Aug. 26, 2015 USD ($) ft²	Sep. 30, 2015 ft²	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 25, 2015 USD ($) ft²
Commitments And Contingencies Disclosure [Abstract]
Proceeds from sale leaseback				$ 1,500,000	$ 1,500,000	$ 2,500,000
Capital lease obligations					$ 500,000
Sale-leaseback transaction lease term					At the end of each lease term, the leases shall automatically renew for twelve additional months at the current monthly rate unless the Company gives written notice 150 days prior to the end of the lease.
Amounts charged to expense under operating leases					$ 293,773	$ 284,941
Area of office space leased | ft²							13,399
Lease commencement description			The lease commences twenty-one days after the date upon which the Company's work in the premises has been substantially completed (the "Commencement Date")
Termination period after commencement	65 months
Base rental payment under lease					$ 113,889		$ 1,231,526
Additional area of office space leased | ft²		6,088
Additional lease rental monthly payments		$ 8,437
Area of office and manufacturing space leased | ft²	33,000		33,000
Extended lease expiration date			Apr. 30, 2016
Second Agreement
Commitments And Contingencies Disclosure [Abstract]
Sale-leaseback transaction agreement date					Apr. 30, 2014
Proceeds from sale leaseback					$ 1,500,000
Sale-leaseback transaction renewal period					24 months
Sale-leaseback transaction monthly payments					$ 64,665
Amortizing of capital lease					36 months
Period of future expense					12 months
First Agreement
Commitments And Contingencies Disclosure [Abstract]
Proceeds from sale leaseback					$ 2,500,000
Sale-leaseback transaction renewal period					36 months
Sale-leaseback transaction monthly payments					$ 74,875
Amortizing of capital lease					48 months
Sale-leaseback transaction renewal term					The Company shall have the opportunity to 1) repurchase the analyzers for a negotiated purchase price, not to exceed forty percent of their original cost; or 2) terminate the lease, return the property and enter into a new lease with new property that replaces the property of the old lease. Both the Company and the lessor shall have the right to reject any terms of option 1 or 2 and if rejected, the 12 month extension shall apply.